PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Australia 1.0%
Transurban Group, UTS	826,370	$7,978,641
Canada 6.8%
BCE, Inc.	317,697	13,723,142
Canadian National Railway Co.	77,978	9,453,273
Enbridge, Inc.	585,107	21,511,385
Pembina Pipeline Corp.	305,812	9,682,365
		54,370,165
France 11.6%
AXA SA	1,175,811	36,143,068
Cie Generale des Etablissements Michelin SCA	514,629	16,852,585
Orange SA	848,550	9,591,873
TotalEnergies SE, ADR	315,617	19,205,295
Vinci SA	91,039	10,692,291
		92,485,112
Italy 1.9%
Enel SpA	2,238,526	15,435,081
Netherlands 1.2%
Akzo Nobel NV	109,392	9,358,266
South Korea 1.1%
Samsung Electronics Co. Ltd.	160,114	8,766,668
Spain 3.3%
Iberdrola SA	2,090,279	26,089,888
Switzerland 4.0%
Zurich Insurance Group AG	66,374	32,091,733
United Kingdom 6.9%
AstraZeneca PLC, ADR	260,812	18,700,221
National Grid PLC	1,762,826	23,365,959
Reckitt Benckiser Group PLC	169,629	12,707,272
		54,773,452

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 60.3%
AbbVie, Inc.	252,565	$37,778,673
Alexandria Real Estate Equities, Inc., REIT	58,285	7,325,259
Apple, Inc.	123,742	24,309,116
Bristol-Myers Squibb Co.	214,672	13,350,452
Caterpillar, Inc.	48,902	12,967,343
Corning, Inc.	254,096	8,624,018
Darden Restaurants, Inc.	46,495	7,853,935
Dow, Inc.	144,545	8,162,456
DTE Energy Co.	77,390	8,845,677
Gaming & Leisure Properties, Inc., REIT	360,067	17,088,780
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	163,400
Johnson Controls International PLC	274,461	19,088,763
JPMorgan Chase & Co.	172,195	27,199,922
Lam Research Corp.	16,956	12,182,716
Linde PLC	90,080	35,191,554
McDonald’s Corp.	63,090	18,497,988
MetLife, Inc.	415,991	26,194,953
Microsoft Corp.	32,257	10,835,771
PepsiCo, Inc.	115,170	21,589,768
PNC Financial Services Group, Inc. (The)	72,841	9,971,204
Procter & Gamble Co. (The)	123,249	19,263,819
Prologis, Inc., REIT	209,482	26,132,880
QUALCOMM, Inc.	89,541	11,834,634
Republic Services, Inc.	61,806	9,339,505
Sanofi	181,757	19,390,665
Texas Instruments, Inc.	122,442	22,039,560
Union Pacific Corp.	47,866	11,105,869
United Parcel Service, Inc. (Class B Stock)	53,355	9,984,321
Walmart, Inc.	97,180	15,535,195
Williams Cos., Inc. (The)	291,506	10,042,382
		481,890,578

Total Long-Term Investments (cost $604,581,340)		783,239,584

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $145,488)(wj)	145,488	$145,488

TOTAL INVESTMENTS 98.1% (cost $604,726,828)		783,385,072
Other assets in excess of liabilities 1.9%		15,529,948

Net Assets 100.0%		$798,915,020

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $163,400 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $163,400 is 0.0% of net assets.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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